Pensions - Portfolio weighting (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Pension assets on investment classes, percentage	100.00%	100.00%
Equity securities
Disclosure of fair value of plan assets [line items]
Pension assets on investment classes, percentage	34.10%	33.60%
Equity securities | Bottom of range
Disclosure of fair value of plan assets [line items]
Target portfolio weight	29.00%
Equity securities | Top of range
Disclosure of fair value of plan assets [line items]
Target portfolio weight	37.00%
Interest bearing investments
Disclosure of fair value of plan assets [line items]
Pension assets on investment classes, percentage	61.70%	61.70%
Interest bearing investments | Bottom of range
Disclosure of fair value of plan assets [line items]
Target portfolio weight	53.00%
Interest bearing investments | Top of range
Disclosure of fair value of plan assets [line items]
Target portfolio weight	66.00%
Real estate
Disclosure of fair value of plan assets [line items]
Pension assets on investment classes, percentage	4.20%	4.70%
Real estate | Bottom of range
Disclosure of fair value of plan assets [line items]
Target portfolio weight	5.00%
Real estate | Top of range
Disclosure of fair value of plan assets [line items]
Target portfolio weight	10.00%